Bonds	12 Months Ended
Dec. 31, 2024
Bonds
Bonds
14. Bonds

The balance of bonds comprises the following amounts:

	December 31, 2023	Additions (i)	Payment of interest (ii)	Payment of principal (ii)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2024
Bonds with Related Parties	13,904	-	(61,536)	-	63,494	598	248,024	264,484
Bonds	527,859	-	(60,708)	(500,000)	32,018	650	181	-
Current liabilities	541,763	-	(122,244)	(500,000)	95,512	1,248	248,205	264,484
Bonds with Related Parties	250,000	495,726	-	-	-	-	(248,205)	497,521
Non-current liabilities	250,000	495,726	-	-	-	-	(248,205)	497,521
Total	791,763	495,726	(122,244)	(500,000)	95,512	1,248	-	762,005

(i)	On June 21, 2024, the Company issued simple debentures not convertible into shares, comprised of two series, subject to remunerative interest of 100% of the CDI, plus a spread of 1.35% for the first series, and 1.60% for the second series, per year, in the total amount of R$495,726 (net of issuance costs). The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, with the final payment term now set at 59 months.
(ii)	We present below the composition of interest and principal payments considering the issues made:

Issuance	Payments	Interest	Principal
SEDU21 – 9th. SOMOS 2nd. series	02/15/2024	(17,922)	-
GAGL11 - Somos Sistemas	02/05/2024	(35,501)	-
GAGL11 - Somos Sistemas	06/27/2024	(24,573)	(490,000)
GAGL11 - Somos Sistemas	08/02/2024	(634)	(10,000)
SEDU21 – 9th. SOMOS 2nd. series	08/22/2024	(16,848)	-
SEDU21 – 10th. SOMOS 1nd series	12/06/2024	(26,766)	-
	Total	(122,244)	(500,000)

	December 31, 2022	Payment of interest	Payment of principal	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2023
Bonds with Related Parties	63,325	(40,984)	(50,885)	42,242	-	206	13,904
Bonds	30,454	(77,917)	-	75,253	1,058	499,011	527,859
Current liabilities	93,779	(118,901)	(50,885)	117,495	1,058	499,217	541,763
Bonds with Related Parties	250,206	-	-	-	-	(206)	250,000
Bonds	499,011	-	-	-	-	(499,011)	-
Non-current liabilities	749,217	-	-	-	-	(499,217)	250,000
Total	842,996	(118,901)	(50,885)	117,495	1,058	-	791,763

a.      Bonds’ description

See below the bonds outstanding on December 31, 2024:

Subscriber	Related parties	Related parties
Issuance	9th	10th
Series	2ndSeries	2ndSeries
Date of issuance	09/28/2022	06/21/2024
Maturity date	09/28/2025	05/15/2029
First payment after	36 months	59 months
Remuneration payment	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 2.40% p.a.	CDI + 1.35% p.a. and CDI + 1.60% p.a.
Principal amount (in millions of R$)	250	500

b.      Bond’s maturities

The maturities range of these accounts, considering related and third parties are as follows:

Maturity of installments	December 31, 2024%		December 31, 2023%
On year or less	264,484	34.7	541,763	68.4%
One to two years	-	-	250,000	31.6%
Two to three years	274,076	36.0%	-	-
Three years on	223,445	29.3%	-	-
Total non-current liabilities	497,521	65.3%	250,000	31.6%

	762,005	100.0	791,763	100.0

c.      Debit commitments

The bond issued by Somos Sistemas requires the maintenance of certain financial indicators “covenants” which are quarterly calculated based on Somos Sistemas Consolidated financial statements. The period of covenants compliance comprises 12 months immediately prior to the end of each year being the first quarterly of analysis after the bonds were issued and based on ratio between adjusted net debt by adjusted consolidated EBITDA. The net debt adjusted EBITDA ratio should be equal to 3.50% or less. This ratio cannot be breached for two consecutive periods or three alternate periods.

Consolidated net debt: Company’s total debt (short- and long-term loans and financing, including capital markets operations, less cash equivalents cash which could be withdrawn until five business days added by accounts payable for business combinations)

Adjusted consolidated EBITDA: Earnings before income taxes, depreciation and amortization, financial results (excluding financial expenses), and non-recurring expenses.

On December 31, 2024, the financial ratio net debt by adjusted EBITDA reached the result of 2.06, within the conditions established in the financial contractual clauses.